Note 21 - Supplemental Cash Flow Information (Tables)	12 Months Ended
Jan. 31, 2021
Notes Tables
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Trade accounts receivable	143	3,733	(135)
Other accounts receivable	(7,098)	(2,547)	(451)
Prepaid expenses and other	(5,029)	(5,942)	(4,466)
Inventory	99	(345)	74
Accounts payable	(686)	1,768	(1,065)
Accrued liabilities	(999)	3,265	2,570
Income taxes payable	3,835	(1,550)	(2,423)
Operating leases	283	546	-
Deferred revenue	5,877	(4,184)	2,047
	(3,575)	(5,256)	(3,849)